As filed with the U.S. Securities and Exchange Commission on February 15, 2008
File Nos. 33-61542 and 811-7662
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
Pre-Effective Amendment No.___ ( )
Post-Effective Amendment No. 53 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940 (X)
Amendment No. 53 (X)
U.S. GLOBAL ACCOLADE FUNDS
(Exact Name of Registrant as Specified in Charter)
7900 Callaghan Road, San Antonio, Texas 78229
(Address of Principal Executive Offices) (Zip Code)
(210) 308-1234
(Registrant’s Telephone Number, Including Area Code)
Frank E. Holmes, President
U.S. Global Accolade Funds
7900 Callaghan Road
San Antonio, Texas 78229
(Name and Address of Agent for Service of Process)
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on March 14, 2008 pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on (date) pursuant to paragraph (a)(1) of rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	on (date) pursuant to paragraph (a)(2) of rule 485

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

U.S. Global Accolade Funds
EXPLANATORY NOTE
This Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A for U.S. Global Accolade Funds (“Registrant”) incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant’s Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission on August 23, 2006. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 32 to March 14, 2008.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 15th day of February, 2008.

U.S. Global Accolade Funds
/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Frank E. Holmes Frank E. Holmes	Trustee, President and Chief Executive Officer Chief Investment Officer	February 15, 2008

*/s/ J. Michael Belz J. Michael Belz	Trustee	February 15, 2008

*/s/ Richard E. Hughs Richard E. Hughs	Trustee	February 15, 2008

*/s/ Clark R. Mandigo Clark R. Mandigo	Trustee	February 15, 2008

*/s/ Catherine A. Rademacher Catherine A. Rademacher	Treasurer	February 15, 2008

*	/s/ Susan B. McGee
Susan B. McGee, Attorney-in-Fact under Powers of Attorney Dated December 18, 1998 and October 30, 2006 (for Catherine A. Rademacher only)